CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Income Statement [Abstract]
REVENUES	$ 1,900	$ 1,248
Cost of Goods Sold	248	0
Gross Profit	1,652	1,248
OPERATING EXPENSES
General and Administrative Expenses	9,898	6,080
TOTAL OPERATING EXPENSES	9,898	6,080
NET LOSS FROM OPERATIONS	(8,246)	(4,832)
PROVISION FOR INCOME TAXES	0
NET LOSS	$ (8,246)	$ (4,832)
NET LOSS PER SHARE: BASIC AND DILUTED	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	3,337,088	1,880,000